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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment [X]: Amendment Number: 1
This Amendment (Check only one):        [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              KOM Capital Management, LLC
                   Knoll Capital Management, L.P.
Address:           666 Fifth Avenue
                   37th Floor
                   New York, New York 10103

Form 13F File Numbers:

1) KOM Capital Management, LLC: 028-11425
2) Knoll Capital Management, L.P.: 028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick G. O'Neill
Title:    Chief Operating Officer
Phone:    (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, November 10, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 28 Data Records

Form 13F Information Table Value Total: $233,418,400

List of Other Included Managers:  NONE

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
           Column 1             Column 2    Column 3    Column 4           Column 5       Column 6 Column 7        Column 8
---------------------------- ------------- ---------   ----------- ---------------------- -------- -------- ------------------------
                                                                                                                VOTING AUTHORITY
                                TITLE OF                  VALUE    SHRS OR    SH/    PUT/   INV.    OTHER   ------------------------
        NAME OF ISSUER           CLASS       CUSIP       (x$1000)  PRN AMT    PR     CALL  DISCR.   MNGRS.    SOLE    SHARED  NONE
---------------------------- ------------- ---------   ----------- -------  -------  ---- -------  -------  --------- ------ -------
Abraxis Biosciences Inc.          COM      00383E106         48       1741    SH            SOLE                 1741
Call Abraxis Biosciences Inc.     COM      00383E106         45       5800    SH     Call   SOLE                 5800
Alfacell Corp.                    COM      015404106       3774    2755002    SH            SOLE              2755002
Ampex Corp.                       COM      032092306       2596     195972    SH            SOLE               195972
ATP Oil and Gas Corp.             COM      00208J108      44063    1192841    SH            SOLE              1192841
Bioveris Corp.                    COM      090676107      11020    1173600    SH            SOLE              1173600
Call Bristol-Myers Sq             COM      110122108         15      10000    SH     Call   SOLE                10000
Cano Petroleum Inc.               COM      137801106       2626     650000    SH     Call   SOLE               650000
Carrizo Oil & Gas Inc.            COM      144577103       4591     178050    SH            SOLE               178050
Call Chesapeake Energy            COM      165167800         39       9800    SH     Call   SOLE                 9800
Delta Petroleum Corp New          COM      247907207      16393     727932    SH            SOLE               727932
Encana Corp.                      COM      292505104        415      50000    SH            SOLE                50000
Flamel Technologies SA       SPONSORED ADR 338488109      40684    2169838    SH            SOLE              2169838
Call Goldcorp Inc. New            COM      380956409         11       3000    SH     Call   SOLE                 3000
Hudbay Minerals, Inc.             COM      NO CUSIP(1)     1564     123600    SH            SOLE               123600
Hythiam Inc.                      COM      44919F104      18948    2624400    SH            SOLE              2624400
Put - Imclone Systems             COM      45245WAD1         23       2839    SH            SOLE                 2839
Jed Oil                           COM      472310101       3000     187500    SH            SOLE               187500
Medivation Inc.                   COM      58501N101      35114    3892950    SH            SOLE              3892950
Parkervision Inc.                 COM      701354102       8751    1203374    SH            SOLE              1203374
Pozen Inc.                        COM      73941U102        443      20299    SH            SOLE                20299
Radiologix Inc.                   COM      75040K109        400     100000    SH            SOLE               100000
Silver Wheaton Corp.              COM      828336107       1416     150000    SH            SOLE               150000
Storm Cat Energy Corp.            COM      862168101       1710    1030650    SH            SOLE              1030650
Sulphco Inc.                      COM      865378103       2794     450000    SH            SOLE               450000
Todco                             COM      88889T107       7964     230200    SH            SOLE               230200
US Energy Corp                    COM      865378103        820     203293    SH            SOLE               203293
WR Grace & Co-Del New             COM       38388310       2280     172000    SH            SOLE               172000

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(1) Hudbay Minerals, Inc.'s security is not listed in the U.S. Securities and
Exchange Commission's Official List of 13F Securities as a 13F Security as defined in Section 13(f) the Securities Exchange Act of 1934. However, KOM Capital Management, LLC, has chosen to include this security for informational purposes.